Finance income and expense (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Finance income [Abstract]
Finance income on cash, cash equivalents and other financial assets	$ 808	$ 596	$ 1,140	$ 1,888
Gain on cash equivalents and other financial assets at fair value through profit and loss ("FVTPL")	1,608	1,819	3,136	2,564
Interest income under effective interest rate method at fair value through other comprehensive income ("FVOCI")	241	659	575	1,381
Finance income	2,657	3,074	4,851	5,833
Finance expense [Abstract]
Finance expense on investments	(77)	(165)	(155)	(333)
Finance expense on lease liability	(6)	(9)	(12)	(19)
Finance expense	$ (83)	$ (174)	$ (167)	$ (352)